STOCKHOLDERS' EQUITY (Details 2) (USD $)	4 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 19, 2012 Common Stock [Member]	Apr. 30, 2012 Common Stock [Member]	Sep. 30, 2014 Warrant	Dec. 31, 2013 Warrant
Number of Warrants
Balance at December 31, 2011		26,244,621	16,255,779	35,603,142			26,244,621
Granted			13,435,590	24,482,741			16,809,922
Cancelled			(3,446,748)	(32,430,954)			0
Forfeited			0	0			(5,000,000)
Exercised			0	(11,399,150)			0
Balance at December 31, 2012	35,603,142		26,244,621	16,255,779			38,054,543	26,244,621
Warrants exercisable at December 31, 2013			26,244,621				38,054,543
Weighted Average Exercise Price
Balance at December 31, 2013		$ 0.45	$ 0.54	$ 2.64			$ 0.45
Granted			$ 0.40	$ 0.56			$ 0.43
Cancelled			$ 0.65	$ 2.83			$ 0
Forfeited			$ 0	$ 0			$ 0.60
Exercised			$ 0	$ 0.42			$ 0
Balance at September 30, 2014	$ 2.64		$ 0.45	$ 0.54			$ 0.43	$ 0.45
Warrants exercisable at September 30, 2014			$ 0.45				$ 0.43
Weighted average fair value of options granted during the year ended December 31, 2013			$ 0.17				$ 0.43
Weighted Average Remaining Contractual Life (Years)
Balance							2 years 29 days	2 years 2 months 19 days
Granted		0 years	4 years 1 month 20 days	10 years			2 years 6 months
Cancelled		0 years	0 years	0 years			0 years
Forfeited		7 years 11 months 19 days	7 years	8 years 7 months 2 days			0 years
Exercised		0 years	0 years	0 years			0 years
Warrants exercisable at September 30, 2014			2 years 2 months 19 days				2 years 29 days
Stock Issued During Period, Value, New Issues	$ 3,177,416				$ 4,000,000	$ 1,535,000